Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
American High-Income Municipal Bond Fund® - Class A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund® - Class A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund® - Class A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund® - Class A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund® - Class A | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund® - Class A | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund® - Class A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class C | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class C | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class T | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class T | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class T | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class T | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class T | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class T | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class F-1 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class F-1 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class F-1 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class F-1 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class F-1 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class F-2 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class F-2 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class F-2 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class F-2 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class F-2 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class F-3 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class F-3 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class F-3 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class F-3 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class F-3 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]
American High-Income Municipal Bond Fund - Class R-6 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
American High-Income Municipal Bond Fund - Class R-6 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
American High-Income Municipal Bond Fund - Class R-6 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
American High-Income Municipal Bond Fund - Class R-6 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.12%
American High-Income Municipal Bond Fund - Class R-6 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.03%
American High-Income Municipal Bond Fund - Class R-6 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American High-Income Municipal Bond Fund - Class R-6 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.